UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Greenhaven Associates, Inc.
                  Three Manhattanville Road
                  Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim             Purchase, NY     January 11, 2007
------------------------            ------------     ----------------
    [Signature]                     [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                Name
----------------------              ------------------------------------
[Repeat as necessary.]

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           COL 1                  COL 2       COL 3         COL 4        COL 5              COL 6                      COL 7
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                                TITLE OF                    VALUE      PRINCIPAL                 SHARED
                                 CLASS         CUSIP       ($000)       AMOUNT       SOLE         OTHER          SOLE        NONE
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
3M CO (MMM)                      COMMON      88579Y101      317,253    4,071,000     557,500    3,513,500       557,500    3,513,500
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Advance Auto Parts (AAP)         COMMON      00751Y106      168,656    4,742,850   1,119,600    3,623,250     1,119,600    3,623,250
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Alcoa Inc (AA)                   COMMON      013817101      143,889    4,794,700      25,000    4,769,700        25,000    4,769,700
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group (AIG)       COMMON      026874107      401,522    5,603,150     894,250    4,708,900       894,250    4,708,900
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
  Santa Fe (BNI)                 COMMON      12189T104      204,646    2,772,600     238,500    2,534,100       238,500    2,534,100
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CSX Corp (CSX)                   COMMON      126408103       42,535    1,235,400      70,000    1,165,400        70,000    1,165,400
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General Electric Co (GE)         COMMON      369604103      195,155    5,244,700     720,000    4,524,700       720,000    4,524,700
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)          COMMON      371927104        6,148      315,590     149,800      165,790       149,800      165,790
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)         COMMON      416515104      411,408    4,409,050     718,700    3,690,350       718,700    3,690,350
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Honda Motors (HMC)               COMMON      438128308      241,166    6,099,300     834,300    5,265,000       834,300    5,265,000
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Norfolk Southern Corp (NSC)      COMMON      655844108       79,534    1,581,500     187,000    1,394,500       187,000    1,394,500
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Plains All Amer
  Pipeline LP (PAA)              COMMON      726503105        3,840       75,000      40,000       35,000        40,000       35,000
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RHJ Int'L (RHJIF)                COMMON      749561205       34,876    1,632,025   1,198,900      433,125     1,198,900      433,125
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)             COMMON      832727101       42,483    4,023,000   2,120,000    1,903,000     2,120,000    1,903,000
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Standard Pacific Corp (SPF)      COMMON      85375C101       17,740      662,200     349,800      312,400       349,800      312,400
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Toyota Motor Corp [TM]           COMMON      892331307      421,982    3,141,850     475,900    2,665,950       475,900    2,665,950
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Union Pacific Corp (UNP)         COMMON      907818108      446,748    4,854,900     817,000    4,037,900       817,000    4,037,900
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UnumProvident Corp (UNM)         COMMON      91529Y106      165,321    7,955,765   1,502,500    6,453,265     1,502,500    6,453,265
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co (WY)             COMMON      962166104       13,713      194,100                  194,100                    194,100
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YARA International (YARIY)       COMMON      984851204      126,957    5,556,100     500,000    5,056,100       500,000    5,056,100
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                                                          3,485,571
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